Credit Facilities, Long-Term Debt and Lease Liabilities - Restricted Cash and Letters of Credit (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Letter of credit
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	$ 1,175	$ 902
Exercised amount	0	0
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash	17	17
TEC
Disclosure of detailed information about borrowings [line items]
Restricted cash	53	$ 53
TransAlta Corporation bilateral credit facilities
Disclosure of detailed information about borrowings [line items]
Facility size	240
Uncommitted demand letter facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	120
Uncommitted demand letter facility | TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Facility size	150
Outstanding letters of credit	$ 98